Related Party Transactions and Balances (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties and their Relationships

The following was a summary of related parties and their relationships with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)*	A shareholder of the Company
Corpotech Limited (“Corpotech”)	22.5% indirectly owned by the Company

*	On December 31, 2025, CITD completed the sale of its entire interest in Rosy Depot Limited, which holds 1,600,000 Class A Ordinary Shares of the Company. As a result, CITD was not considered as the Company’s related party since then.

Schedule of Amount Due to Related Parties

Amount due to a related party

Name of Related parties	Nature of transactions	June 30, 2025	December 31, 2025
		HKD	HKD	US$
BAO	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,709	$2,709	$348

Amount due to a director

Name of Related parties	Nature of transactions	June 30, 2025	December 31, 2025
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$335	$335	$43